Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Liabilities [Abstract]
Schedule of Changes in the Derivative Liabilities

The following are the changes in the derivative liabilities during the years ended December 31, 2025 and 2024.

	Years Ended December 31, 2025 and 2024
	Level 1	Level 2	Level 3	Total
Derivative liabilities as January 1, 2024	$-	$-	$7,836,521	$7,836,521
Addition	-	-	-	-
Changes in fair value	-	-	6,370,621	6,370,621
Extinguishment	-	-	1,465,900	1,465,900
Derivative liabilities as December 31, 2024	$-	$-	$-	$-
Addition	-	-	1,329,072	1,329,072
Changes in fair value	-	-	338,966	338,966
Extinguishment	-	-	-	-
Derivative liabilities as December 31, 2025	$-	$-	$1,668,038	$1,668,038